Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Parenthetical) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Company contributions	$ 20,000,000	[1]	$ 1,969,000,000	[1]
Defined benefit plan, accumulated benefit obligation	15,900,000,000		13,800,000,000
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Company contributions	182,000,000	[2]	196,000,000	[2]
Defined benefit plan, accumulated benefit obligation	1,500,000,000		1,200,000,000
International Pension Plans [Member]
Company contributions	383,000,000	[3]	475,000,000	[3]
Defined benefit plan, accumulated benefit obligation	$ 9,400,000,000		$ 8,300,000,000

[1]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to the decrease in the discount rate, partially offset by the curtailment resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico, and an increase in the actual gain on plan assets.
[2]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.
[3]	The unfavorable change in the funded status of our international plans is primarily due to changes in actuarial assumptions, partially offset by an increase in the actual gain on plan assets. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist.